PORTFOLIO OF INVESTMENTS – as of March 31, 2021 (Unaudited)

Natixis Loomis Sayles Short Duration Income ETF

Principal Amount	Description	Value (†)
Bonds and Notes – 99.4% of Net Assets
	ABS Car Loan – 10.7%
$ 105,000	American Credit Acceptance Receivables Trust, Series 2019-4, Class C, 2.690%, 12/12/2025, 144A(a)	$106,895
15,000	American Credit Acceptance Receivables Trust, Series 2020-1A, Class B, 2.080%, 12/13/2023, 144A	15,100
20,000	American Credit Acceptance Receivables Trust, Series 2020-2, Class B, 2.480%, 9/13/2024, 144A(a)	20,348
5,000	American Credit Acceptance Receivables Trust, Series 2020-3, Class B, 1.150%, 8/13/2024, 144A	5,031
10,000	American Credit Acceptance Receivables Trust, Series 2020-4, Class C, 1.310%, 12/14/2026, 144A(a)	10,021
54,910	American Credit Acceptance Receivables Trust, Series 2021-1, Class A, 0.350%, 5/13/2024, 144A	54,907
115,000	AmeriCredit Automobile Receivables Trust, Series 2018-3, Class B, 3.580%, 10/18/2024(a)	118,325
20,000	AmeriCredit Automobile Receivables Trust, Series 2019-2, Class B, 2.540%, 7/18/2024(a)	20,510
10,000	AmeriCredit Automobile Receivables Trust, Series 2020-3, Class C, 1.060%, 8/18/2026	10,023
85,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class A3, 0.370%, 8/18/2025	84,906
100,000	Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class A, 3.350%, 9/22/2025, 144A(a)	107,330
24,029	CarMax Auto Owner Trust, Series 2019-4, Class A2A, 2.010%, 3/15/2023(a)	24,128
12,491	CarMax Auto Owner Trust, Series 2018-1, Class A3, 2.480%, 11/15/2022(a)	12,552
15,000	CarMax Auto Owner Trust, Series 2019-3, Class A3, 2.180%, 8/15/2024(a)	15,309
20,000	CarMax Auto Owner Trust, Series 2021-1, Class A3, 0.340%, 12/15/2025	19,950
35,000	Carvana Auto Receivables Trust, Series 2020-P1, Class A3, 0.440%, 6/09/2025	35,019
41,305	Carvana Auto Receivables Trust, Series 2019-3A, Class A3, 2.340%, 6/15/2023, 144A(a)	41,445
140,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A2, 0.280%, 3/11/2024	139,928
140,000	Carvana Auto Receivables Trust, Series 2021-P1, Class A3, 0.540%, 12/10/2025	139,901
83,743	CIG Auto Receivables Trust, Series 2020-1A, Class A, 0.680%, 10/12/2023, 144A(a)	83,831
5,000	Drive Auto Receivables Trust, Series 2019-3, Class B, 2.650%, 2/15/2024	5,032
294	DT Auto Owner Trust, Series 2018-2A, Class C, 3.670%, 3/15/2024, 144A	294
35,000	DT Auto Owner Trust, Series 2019-1A, Class C, 3.610%, 11/15/2024, 144A(a)	35,429
35,000	DT Auto Owner Trust, Series 2019-2A, Class C, 3.180%, 2/18/2025, 144A(a)	35,578
10,000	DT Auto Owner Trust, Series 2019-4A, Class B, 2.360%, 1/16/2024, 144A	10,090

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 10,000	DT Auto Owner Trust, Series 2020-1A, Class B, 2.160%, 5/15/2024, 144A	$10,141
15,000	DT Auto Owner Trust, Series 2020-2A, Class C, 3.280%, 3/16/2026, 144A(a)	15,650
29,476	DT Auto Owner Trust, Series 2020-3A, Class A, 0.540%, 4/15/2024, 144A(a)	29,481
35,000	DT Auto Owner Trust, Series 2020-3A, Class C, 1.470%, 6/15/2026, 144A(a)	35,439
47,652	DT Auto Owner Trust, Series 2021-1A, Class A, 0.350%, 1/15/2025, 144A	47,626
6,579	Exeter Automobile Receivables Trust, Series 2019-2A, Class B, 3.060%, 5/15/2023, 144A(a)	6,591
6,013	Exeter Automobile Receivables Trust, Series 2019-3A, Class B, 2.580%, 8/15/2023, 144A(a)	6,036
20,000	Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.260%, 4/15/2024, 144A(a)	20,171
25,000	Exeter Automobile Receivables Trust, Series 2020-2A, Class C, 3.280%, 5/15/2025, 144A(a)	25,870
30,000	Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 1.320%, 7/15/2025(a)	30,191
80,000	Exeter Automobile Receivables Trust, Series 2021-1A, Class A2, 0.300%, 6/15/2023	79,999
10,601	First Investors Auto Owner Trust, Series 2019-1A, Class A, 2.890%, 3/15/2024, 144A(a)	10,681
21,578	First Investors Auto Owner Trust, Series 2019-2A, Class A, 2.210%, 9/16/2024, 144A(a)	21,781
27,823	First Investors Auto Owner Trust, Series 2021-1A, Class A, 0.450%, 3/16/2026, 144A	27,795
12,915	Flagship Credit Auto Trust, Series 2018-1, Class B, 3.130%, 1/17/2023, 144A(a)	12,938
35,000	Flagship Credit Auto Trust, Series 2018-4, Class B, 3.880%, 10/16/2023, 144A(a)	35,623
10,000	Flagship Credit Auto Trust, Series 2020-2, Class C, 3.800%, 4/15/2026, 144A(a)	10,521
15,000	Flagship Credit Auto Trust, Series 2020-4, Class C, 1.280%, 2/16/2027, 144A(a)	14,941
72,378	Flagship Credit Auto Trust, Series 2021-1, Class A, 0.310%, 6/16/2025, 144A	72,308
40,000	Ford Credit Auto Lease Trust, Series 2020-A, Class A3, 1.850%, 3/15/2023(a)	40,363
55,000	Ford Credit Auto Owner Trust, Series 2021-A, Class A3, 0.300%, 8/15/2025	54,907
19,946	Foursight Capital Automobile Receivables Trust, Series 2018-2, Class A3, 3.640%, 5/15/2023, 144A(a)	20,013
9,673	GLS Auto Receivables Issuer Trust, Series 2019-2A, Class A, 3.060%, 4/17/2023, 144A(a)	9,707
35,000	GLS Auto Receivables Issuer Trust, Series 2019-4A, Class B, 2.780%, 9/16/2024, 144A(a)	35,840
65,000	GLS Auto Receivables Issuer Trust, Series 2020-3A, Class B, 1.380%, 8/15/2024, 144A(a)	65,436
23,417	GLS Auto Receivables Trust, Series 2018-3A, Class B, 3.780%, 8/15/2023, 144A(a)	23,701
40,000	GM Financial Automobile Leasing Trust, Series 2020-3, Class A3, 0.450%, 8/21/2023(a)	40,087

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 35,817	GM Financial Consumer Automobile Receivables Trust, Series 2018-2, Class A3, 2.810%, 12/16/2022(a)	$36,105
50,826	GM Financial Consumer Automobile Receivables Trust, Series 2019-3, Class A3, 2.180%, 4/16/2024(a)	51,483
9,225	GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A2, 1.830%, 1/17/2023(a)	9,245
20,000	GM Financial Consumer Automobile Receivables Trust, Series 2021-1, Class A3, 0.350%, 10/16/2025	19,983
65,000	GM Financial Leasing Trust, Series 2021-1, Class A3, 0.260%, 2/20/2024	64,900
35,000	Harley-Davidson Motorcycle Trust, Series 2020-A, Class A3, 1.870%, 10/15/2024(a)	35,541
35,000	Harley-Davidson Motorcycle Trust, Series 2021-A, Class A3, 0.370%, 4/15/2026	34,925
70,000	Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.370%, 10/18/2024(a)	69,961
30,000	Honda Auto Receivables Owner Trust, Series 2021-1, Class A3, 0.270%, 4/21/2025	29,931
8,849	Mercedes-Benz Auto Lease Trust, Series 2019-B, Class A2, 2.010%, 12/15/2021(a)	8,855
100,000	NextGear Floorplan Master Owner Trust, Series 2020-1A, Class A2, 1.550%, 2/15/2025, 144A(a)	101,884
50,000	Nissan Auto Lease Trust, Series 2020-A, Class A3, 1.840%, 1/17/2023(a)	50,532
50,000	Nissan Auto Lease Trust, Series 2020-B, Class A3, 0.430%, 10/16/2023(a)	50,059
70,000	Prestige Auto Receivables Trust, Series 2020-1A, Class C, 1.310%, 11/16/2026, 144A(a)	70,078
25,000	Santander Consumer Auto Receivables Trust, Series 2020-AA, Class C, 3.710%, 2/17/2026, 144A(a)	26,735
1,497	Santander Drive Auto Receivables Trust, Series 2019-1, Class B, 3.210%, 9/15/2023(a)	1,499
23,500	Santander Drive Auto Receivables Trust, Series 2018-5, Class C, 3.810%, 12/16/2024(a)	23,675
30,000	Santander Drive Auto Receivables Trust, Series 2019-2, Class C, 2.900%, 10/15/2024(a)	30,608
10,000	Santander Drive Auto Receivables Trust, Series 2020-2, Class B, 0.960%, 11/15/2024(a)	10,035
65,000	Santander Drive Auto Receivables Trust, Series 2020-3, Class C, 1.120%, 1/15/2026(a)	65,589
40,000	Santander Drive Auto Receivables Trust, Series 2020-4, Class C, 1.010%, 1/15/2026(a)	40,131
75,000	Santander Drive Auto Receivables Trust, Series 2021-1, Class A3, 0.320%, 9/16/2024	74,968
32,048	USAA Auto Owner Trust, Series 2019-1, Class A3, 2.160%, 7/17/2023(a)	32,287
11,490	Westlake Automobile Receivables Trust, Series 2019-1A, Class B, 3.260%, 10/17/2022, 144A(a)	11,519
25,000	Westlake Automobile Receivables Trust, Series 2020-2A, Class C, 2.010%, 7/15/2025, 144A(a)	25,460
15,000	Westlake Automobile Receivables Trust, Series 2020-3A, Class C, 1.240%, 11/17/2025, 144A(a)	15,139
43,307	World Omni Auto Receivables Trust, Series 2018-B, Class A3, 2.870%, 7/17/2023(a)	43,751

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	ABS Car Loan – continued
$ 80,000	World Omni Auto Receivables Trust, Series 2020-A, Class A3, 1.700%, 1/17/2023(a)	$81,433
35,000	World Omni Select Auto Trust, Series 2020-A, Class A3, 0.550%, 7/15/2025(a)	35,036

		3,107,066

	ABS Credit Card – 0.7%
100,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025(a)	100,351
110,000	World Financial Network Credit Card Master Trust, Series 2019-C, Class A, 2.210%, 7/15/2026(a)	113,002

		213,353

	ABS Other – 0.3%
45,000	GreatAmerica Leasing Receivables Funding LLC, Series 2021-1, Class A2, 0.270%, 6/15/2023, 144A	45,034
47,004	OneMain Financial Issuance Trust, Series 2015-3A, Class A, 3.630%, 11/20/2028, 144A(a)	47,062

		92,096

	ABS Student Loan – 0.4%
28,703	SoFi Professional Loan Program LLC, Series 2015-D, Class A2, 2.720%, 10/27/2036, 144A(a)	29,126
79,452	SoFi Professional Loan Program Trust , Series 2020-A, Class A1FX, 2.060%, 5/15/2046, 144A(a)	80,039

		109,165

	Aerospace & Defense – 1.1%
90,000	Boeing Co. (The), 2.196%, 2/04/2026	89,721
60,000	General Dynamics Corp., 3.000%, 5/11/2021(a)	60,164
20,000	Huntington Ingalls Industries, Inc., 3.844%, 5/01/2025	21,821
2,000	Raytheon Technologies Corp., 3.650%, 8/16/2023	2,140
140,000	Teledyne Technologies, Inc., 2.250%, 4/01/2028	139,325

		313,171

	Agency Commercial Mortgage-Backed Securities – 0.4%
54,654	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AL, 1-month LIBOR + 0.360%, 0.479%, 6/25/2027(a)(b)	55,029
39,748	FHLMC Multifamily Structured Pass Through Certificates, Series KF81, Class AS, 30-day Average SOFR + 0.400%, 0.442%, 6/25/2027(a)(b)	39,864
8,123	FHLMC Multifamily Structured Pass Through Certificates, Series KJ28, Class A1, 1.766%, 2/25/2025(a)	8,220

		103,113

	Airlines – 0.2%
55,000	Southwest Airlines Co., 5.250%, 5/04/2025	62,580

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Automotive – 2.6%
$ 40,000	American Honda Finance Corp., MTN, 0.650%, 9/08/2023(a)	$40,079
75,000	American Honda Finance Corp., MTN, 2.200%, 6/27/2022(a)	76,665
15,000	BMW U.S. Capital LLC, 2.550%, 4/01/2031, 144A	15,041
60,000	BMW U.S. Capital LLC, 3.400%, 8/13/2021, 144A(a)	60,673
55,000	BMW U.S. Capital LLC, 3.450%, 4/12/2023, 144A(a)	58,014
35,000	General Motors Co., 3-month LIBOR + 0.900%, 1.083%, 9/10/2021(b)	35,095
60,000	General Motors Financial Co., Inc., 2.900%, 2/26/2025	62,909
65,000	Goodyear Tire & Rubber Co. (The), 5.625%, 4/30/2033	65,000
25,000	Harley-Davidson Financial Services, Inc., 3.350%, 6/08/2025, 144A	26,199
30,000	Harley-Davidson Financial Services, Inc., 4.050%, 2/04/2022, 144A(a)	30,848
40,000	Hyundai Capital America, 2.375%, 2/10/2023, 144A	41,060
25,000	PACCAR Financial Corp., MTN, 1.900%, 2/07/2023(a)	25,693
15,000	PACCAR Financial Corp., MTN, 2.000%, 9/26/2022	15,361
145,000	Toyota Motor Corp., 0.681%, 3/25/2024	144,967
50,000	Toyota Motor Credit Corp., MTN, 0.450%, 7/22/2022(a)	50,097

		747,701

	Banking – 9.5%
80,000	Ally Financial, Inc., 3.050%, 6/05/2023	83,650
75,000	American Express Co., 3.700%, 11/05/2021(a)	76,292
125,000	Bank of America Corp., (fixed rate to 1/20/2022, variable rate thereafter), MTN, 3.124%, 1/20/2023(a)	127,665
40,000	Bank of America Corp., (fixed rate to 5/17/2021, variable rate thereafter), MTN, 3.499%, 5/17/2022(a)	40,149
35,000	Bank of Montreal, SOFR + 0.350%, 0.361%, 12/08/2023(a)(b)	35,001
65,000	Bank of Montreal, MTN, 2.900%, 3/26/2022(a)	66,676
35,000	Bank of New York Mellon Corp. (The), MTN, 1.600%, 4/24/2025(a)	35,669
55,000	Bank of Nova Scotia (The), 1.950%, 2/01/2023(a)	56,540
15,000	Canadian Imperial Bank of Commerce, 0.950%, 6/23/2023(a)	15,133
70,000	Canadian Imperial Bank of Commerce, (fixed rate to 7/22/2022, variable rate thereafter), 2.606%, 7/22/2023(a)	71,871

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 85,000	Capital One Financial Corp., 3.200%, 1/30/2023(a)	$88,985
80,000	Citigroup, Inc., (fixed rate to 1/24/2022, variable rate thereafter), 3.142%, 1/24/2023(a)	81,661
75,000	Comerica, Inc., 3.700%, 7/31/2023(a)	80,194
150,000	Deutsche Bank AG, (fixed rate to 4/01/2024, variable rate thereafter), 1.447%, 4/01/2025	149,948
50,000	Fifth Third Bancorp, 2.600%, 6/15/2022(a)	51,233
85,000	Goldman Sachs Group, Inc. (The), (fixed rate to 11/17/2022, variable rate thereafter), 0.627%, 11/17/2023(a)	84,975
30,000	Goldman Sachs Group, Inc. (The), (fixed rate to 2/12/2025, variable rate thereafter), 0.855%, 2/12/2026	29,487
95,000	Goldman Sachs Group, Inc. (The), Series FXD, 0.481%, 1/27/2023	94,870
15,000	JPMorgan Chase & Co., (fixed rate to 2/16/2024, variable rate thereafter), 0.563%, 2/16/2025	14,889
125,000	JPMorgan Chase & Co., (fixed rate to 3/16/2023, variable rate thereafter), 0.697%, 3/16/2024	125,457
110,000	JPMorgan Chase & Co., (fixed rate to 4/01/2022, variable rate thereafter), 3.207%, 4/01/2023(a)	112,985
80,000	Macquarie Bank Ltd., 2.100%, 10/17/2022, 144A(a)	82,061
110,000	Mitsubishi UFJ Financial Group, Inc., 2.665%, 7/25/2022(a)	113,130
120,000	Morgan Stanley, (fixed rate to 1/25/2023, variable rate thereafter), MTN, 0.529%, 1/25/2024	119,781
100,000	Morgan Stanley, GMTN, SOFR + 0.700%, 0.725%, 1/20/2023(a)(b)	100,244
35,000	Royal Bank of Canada, GMTN, 1.600%, 4/17/2023(a)	35,844
60,000	Royal Bank of Canada, GMTN, SOFR + 0.300%, 0.330%, 1/19/2024(b)	59,915
65,000	Royal Bank of Canada, GMTN, 1.950%, 1/17/2023(a)	66,770
55,000	Santander Holdings USA, Inc., 3.450%, 6/02/2025	58,941
55,000	State Street Corp., (fixed rate to 3/30/2025, variable rate thereafter), 2.901%, 3/30/2026(a)	58,515
65,000	Synchrony Financial, 2.850%, 7/25/2022	66,749
15,000	Synchrony Financial, 4.375%, 3/19/2024	16,353
140,000	Toronto-Dominion Bank (The), 0.550%, 3/04/2024	139,813
40,000	Toronto-Dominion Bank (The), MTN, SOFR + 0.240%, 0.280%, 1/06/2023(b)	40,012
40,000	Toronto-Dominion Bank (The), MTN, 3.250%, 6/11/2021(a)	40,225
95,000	Truist Financial Corp., 2.700%, 1/27/2022(a)	96,711

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Banking – continued
$ 55,000	Truist Financial Corp., (fixed rate to 3/02/2026, variable rate thereafter), MTN, 1.267%, 3/02/2027	$54,343
40,000	Truist Financial Corp., MTN, 3.050%, 6/20/2022(a)	41,244
25,000	Westpac Banking Corp., 2.800%, 1/11/2022(a)	25,498

		2,739,479

	Brokerage – 0.8%
80,000	Ameriprise Financial, Inc., 3.000%, 3/22/2022(a)	82,085
85,000	Charles Schwab Corp. (The), 2.000%, 3/20/2028	85,377
15,000	Charles Schwab Corp. (The), 3.250%, 5/21/2021(a)	15,031
35,000	Owl Rock Technology Finance Corp., 3.750%, 6/17/2026, 144A	35,793

		218,286

	Building Materials – 0.1%
30,000	American Woodmark Corp., 4.875%, 3/15/2026, 144A	30,771

	Cable Satellite – 0.3%
80,000	Comcast Corp., 3.300%, 4/01/2027(a)	87,217

	Chemicals – 0.7%
95,000	DuPont de Nemours, Inc., 2.169%, 5/01/2023	95,401
45,000	LYB International Finance III LLC, 3-month LIBOR + 1.000%, 1.238%, 10/01/2023(b)	45,132
15,000	PPG Industries, Inc., 1.200%, 3/15/2026	14,701
45,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/01/2029, 144A	46,406

		201,640

	Collateralized Mortgage Obligations – 2.1%
133,405	Government National Mortgage Association, Series 2019-H13, Class FT, 1-year CMT + 0.450%, 0.540%, 8/20/2069(a)(b)	133,291
1,052	Government National Mortgage Association, Series 2011-H23, Class HA, 3.000%, 12/20/2061(a)(c)(d)	1,092
1,098	Government National Mortgage Association, Series 2012-H28, Class FA, 1-month LIBOR + 0.580%, 0.700%, 9/20/2062(a)(b)(c)(d)	1,092
13,405	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063(a)(c)(d)	13,364
4,542	Government National Mortgage Association, Series 2013-H10, Class LA, 2.500%, 4/20/2063(a)(c)(d)	4,565
28,343	Government National Mortgage Association, Series 2013-H11, Class JA, 3.500%, 4/20/2063(a)	28,825
27,641	Government National Mortgage Association, Series 2016-H13, Class FT, 1-month LIBOR + 0.580%, 0.700%, 5/20/2066(a)(b)	27,742

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Collateralized Mortgage Obligations – continued
$ 17,042	Government National Mortgage Association, Series 2018-H02, Class FJ, 1-month LIBOR + 0.200%, 0.320%, 10/20/2064(a)(b)	$17,031
56,231	Government National Mortgage Association, Series 2019-H01, Class FJ, 1-month LIBOR + 0.300%, 0.420%, 9/20/2068(a)(b)	56,227
47,259	Government National Mortgage Association, Series 2019-H01, Class FT, 1-month LIBOR + 0.400%, 0.520%, 10/20/2068(a)(b)	47,335
65,166	Government National Mortgage Association, Series 2019-H0A, Class FT, 1-year CMT + 0.430%, 0.520%, 4/20/2069(a)(b)	63,827
227,223	Government National Mortgage Association, Series 2020-HO1, Class FT, 1-year CMT + 0.500%, 0.610%, 1/20/2070(a)(b)	227,126

		621,517

	Construction Machinery – 1.2%
40,000	Caterpillar Financial Services Corp., 0.650%, 7/07/2023(a)	40,198
75,000	Caterpillar Financial Services Corp., MTN, 1.950%, 11/18/2022(a)	76,936
40,000	Caterpillar Financial Services Corp., MTN, 3.150%, 9/07/2021(a)	40,501
80,000	CNH Industrial Capital LLC, 1.950%, 7/02/2023	82,150
90,000	John Deere Capital Corp., MTN, 1.500%, 3/06/2028	87,643
30,000	John Deere Capital Corp., MTN, 2.950%, 4/01/2022(a)	30,819

		358,247

	Consumer Cyclical Services – 0.1%
31,000	Expedia Group, Inc., 6.250%, 5/01/2025, 144A	35,858

	Consumer Products – 1.0%
95,000	Hasbro, Inc., 3.550%, 11/19/2026	102,528
30,000	Newell Brands, Inc., 4.350%, 4/01/2023	31,650
70,000	Scotts Miracle-Gro Co. (The), 4.000%, 4/01/2031, 144A	69,020
100,000	Tempur Sealy International, Inc., 4.000%, 4/15/2029, 144A	99,662

		302,860

	Diversified Manufacturing – 0.5%
35,000	Amphenol Corp., 2.050%, 3/01/2025	36,110
35,000	Honeywell International, Inc., 1.850%, 11/01/2021(a)	35,283
85,000	Otis Worldwide Corp., 3-month LIBOR + 0.450%, 0.688%, 4/05/2023(b)	85,002

		156,395

	Electric – 5.8%
45,000	AES Corp. (The), 3.300%, 7/15/2025, 144A	47,754

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Electric – continued
$ 25,000	Alliant Energy Finance LLC, 3.750%, 6/15/2023, 144A	$26,634
35,000	Ameren Corp., 1.750%, 3/15/2028	33,830
65,000	American Electric Power Co., Inc., Series A, 3-month LIBOR + 0.480%, 0.685%, 11/01/2023(b)	65,095
70,000	Clearway Energy Operating LLC, 3.750%, 2/15/2031, 144A	67,157
85,000	Consolidated Edison, Inc., Series A, 0.650%, 12/01/2023	84,852
30,000	Dominion Energy, Inc., 3.071%, 8/15/2024	31,949
65,000	Dominion Energy, Inc., Series D, 3-month LIBOR + 0.530%, 0.714%, 9/15/2023(b)	65,084
5,000	Edison International, 4.950%, 4/15/2025	5,581
40,000	Entergy Corp., 2.400%, 6/15/2031	38,647
45,000	Eversource Energy, Series N, 3.800%, 12/01/2023(a)	48,627
70,000	Exelon Corp., 2.450%, 4/15/2021	70,039
125,000	National Rural Utilities Cooperative Finance Corp., 1.000%, 6/15/2026	121,740
125,000	NextEra Energy Capital Holdings, Inc., 3-month LIBOR + 0.270%, 0.452%, 2/22/2023(b)	125,019
20,000	NextEra Energy Capital Holdings, Inc., 0.650%, 3/01/2023	20,064
45,000	Pacific Gas & Electric Co., 1.367%, 3/10/2023	45,013
45,000	Pacific Gas & Electric Co., 3-month LIBOR + 1.375%, 1.573%, 11/15/2021(b)	45,086
35,000	PSEG Power LLC, 3.850%, 6/01/2023	37,314
75,000	Southern California Edison Co., Series D, 3-month LIBOR + 0.270%, 0.454%, 12/03/2021(a)(b)	75,040
65,000	Southern California Edison Co., 1.100%, 4/01/2024	64,999
85,000	Southern Co. (The), Series 21-A, 0.600%, 2/26/2024	84,461
60,000	Southwestern Electric Power Co., 1.650%, 3/15/2026	60,168
20,000	Tampa Electric Co., 2.400%, 3/15/2031	19,872
75,000	Vistra Operations Co. LLC, 3.700%, 1/30/2027, 144A	78,119
110,000	WEC Energy Group, Inc., 0.550%, 9/15/2023(a)	109,774
110,000	WEC Energy Group, Inc., 0.800%, 3/15/2024	109,970
90,000	Xcel Energy, Inc., 0.500%, 10/15/2023	89,913

		1,671,801

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Finance Companies – 1.9%
$ 40,000	Air Lease Corp., MTN, 0.700%, 2/15/2024	$39,511
40,000	Aircastle Ltd., 2.850%, 1/26/2028, 144A	38,269
75,000	Ares Capital Corp., 3.250%, 7/15/2025	77,364
70,000	Aviation Capital Group LLC, 3.875%, 5/01/2023, 144A	73,064
20,000	Avolon Holdings Funding Ltd., 2.125%, 2/21/2026, 144A	19,130
5,000	Avolon Holdings Funding Ltd., 4.250%, 4/15/2026, 144A	5,237
35,000	Avolon Holdings Funding Ltd., 5.500%, 1/15/2026, 144A	38,724
25,000	FS KKR Capital Corp., 3.400%, 1/15/2026	24,797
10,000	FS KKR Capital Corp., 4.125%, 2/01/2025	10,282
15,000	Goldman Sachs BDC, Inc., 2.875%, 1/15/2026	15,161
45,000	Navient Corp., 4.875%, 3/15/2028	44,044
40,000	Navient Corp., MTN, 7.250%, 1/25/2022	41,450
65,000	Oaktree Specialty Lending Corp., 3.500%, 2/25/2025	66,952
55,000	Owl Rock Capital Corp., 3.400%, 7/15/2026	55,708

		549,693

	Financial Other – 0.3%
85,000	ORIX Corp., 2.900%, 7/18/2022(a)	87,579

	Food & Beverage – 1.6%
35,000	Bunge Ltd. Finance Corp., 4.350%, 3/15/2024	38,359
130,000	Coca-Cola Co. (The), 1.500%, 3/05/2028	127,821
60,000	Keurig Dr Pepper, Inc., 0.750%, 3/15/2024	60,019
80,000	Mondelez International, Inc., 0.625%, 7/01/2022	80,232
60,000	PepsiCo, Inc., 0.400%, 10/07/2023(a)	60,203
75,000	Sysco Corp., 5.650%, 4/01/2025	87,210

		453,844

	Gaming – 0.3%
65,000	GLP Capital LP/GLP Financing II, Inc., 5.250%, 6/01/2025	72,870

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Health Insurance – 0.4%
$ 105,000	Anthem, Inc., 1.500%, 3/15/2026	$105,113
20,000	Centene Corp., 3.000%, 10/15/2030	19,967

		125,080

	Healthcare – 1.2%
75,000	AmerisourceBergen Corp., 2.700%, 3/15/2031	74,831
35,000	Charles River Laboratories International, Inc., 3.750%, 3/15/2029, 144A	35,055
55,000	Cigna Corp., 3.750%, 7/15/2023(a)	58,820
20,000	CVS Health Corp., 3.700%, 3/09/2023	21,225
145,000	Illumina, Inc., 0.550%, 3/23/2023	144,878

		334,809

	Home Construction – 0.3%
100,000	Meritage Homes Corp., 3.875%, 4/15/2029, 144A	100,000

	Independent Energy – 0.3%
30,000	Diamondback Energy, Inc., 0.900%, 3/24/2023	30,019
55,000	EQT Corp., 7.625%, 2/01/2025	63,299

		93,318

	Integrated Energy – 0.7%
115,000	Shell International Finance BV, 2.375%, 4/06/2025(a)	121,216
95,000	Total Capital International S.A., 2.218%, 7/12/2021(a)	95,354

		216,570

	Life Insurance – 4.3%
20,000	AIG Global Funding, 0.800%, 7/07/2023, 144A	20,112
95,000	AIG Global Funding, 2.300%, 7/01/2022, 144A(a)	97,104
50,000	Athene Global Funding, 2.500%, 1/14/2025, 144A(a)	51,786
95,000	Athene Global Funding, 2.500%, 3/24/2028, 144A	94,773
42,000	Equitable Holdings, Inc., 3.900%, 4/20/2023	44,652
75,000	GA Global Funding Trust, 1.000%, 4/08/2024, 144A	74,916
40,000	Guardian Life Global Funding, 1.100%, 6/23/2025, 144A(a)	39,710
45,000	Guardian Life Global Funding, 3.400%, 4/25/2023, 144A(a)	47,724

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Life Insurance – continued
$ 75,000	Jackson National Life Global Funding, 3.300%, 2/01/2022, 144A(a)	$76,874
20,000	Jackson National Life Global Funding, 3.875%, 6/11/2025, 144A(a)	21,960
150,000	Met Tower Global Funding, 0.700%, 4/05/2024, 144A	149,959
120,000	New York Life Global Funding, SOFR + 0.220%, 0.242%, 2/02/2023, 144A(a)(b)	119,917
145,000	Northwestern Mutual Global Funding, 0.600%, 3/25/2024, 144A	144,993
175,000	Principal Life Global Funding II, 0.500%, 1/08/2024, 144A(a)	174,579
70,000	Reliance Standard Life Global Funding II, 2.150%, 1/21/2023, 144A(a)	71,853

		1,230,912

	Lodging – 0.2%
30,000	Hyatt Hotels Corp., 5.375%, 4/23/2025	33,659
20,000	Marriott International, Inc., Series HH, 2.850%, 4/15/2031	19,629

		53,288

	Media Entertainment – 0.2%
45,000	Interpublic Group of Cos., Inc. (The), 2.400%, 3/01/2031	44,139

	Metals & Mining – 0.7%
30,000	Arconic Corp., 6.125%, 2/15/2028, 144A	31,950
25,000	Commercial Metals Co., 3.875%, 2/15/2031	24,537
70,000	FMG Resources August 2006 Pty Ltd., 4.375%, 4/01/2031, 144A	71,269
65,000	Glencore Funding LLC, 4.125%, 3/12/2024, 144A	70,376

		198,132

	Midstream – 1.3%
125,000	Enbridge, Inc., SOFR + 0.400%, 0.413%, 2/17/2023(b)	125,190
55,000	Gray Oak Pipeline LLC, 2.600%, 10/15/2025, 144A	55,813
55,000	Midwest Connector Capital Co. LLC, 3.625%, 4/01/2022, 144A(a)	55,787
90,000	MPLX LP, 3.375%, 3/15/2023	94,284
30,000	Northriver Midstream Finance LP, 5.625%, 2/15/2026, 144A	31,185

		362,259

	Natural Gas – 1.1%
60,000	Atmos Energy Corp., 0.625%, 3/09/2023	60,023

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Natural Gas – continued
$ 75,000	CenterPoint Energy Resources Corp., 0.700%, 3/02/2023	$74,976
45,000	CenterPoint Energy Resources Corp., 3.550%, 4/01/2023(a)	47,542
140,000	ONE Gas, Inc., 0.850%, 3/11/2023	140,101

		322,642

	Non-Agency Commercial Mortgage-Backed Securities – 0.6%
156,751	Benchmark Mortgage Trust, Series 2019-B10, Class A1, 2.793%, 3/15/2062(a)	161,342

	Packaging – 0.1%
40,000	Berry Global, Inc., 1.570%, 1/15/2026, 144A	39,369

	Paper – 0.3%
85,000	Georgia-Pacific LLC, 0.625%, 5/15/2024, 144A(a)	84,613

	Pharmaceuticals – 1.6%
120,000	AbbVie, Inc., 2.150%, 11/19/2021(a)	121,351
95,000	AstraZeneca PLC, 3.500%, 8/17/2023(a)	101,229
80,000	Bayer U.S. Finance II LLC, 3.375%, 7/15/2024, 144A	85,652
10,000	Bristol-Myers Squibb Co., 2.000%, 8/01/2022	10,211
70,000	Bristol-Myers Squibb Co., 3.550%, 8/15/2022(a)	72,964
60,000	Pfizer, Inc., 3.200%, 9/15/2023(a)	63,907

		455,314

	Property & Casualty Insurance – 0.6%
30,000	Allstate Corp. (The), 3-month LIBOR + 0.630%, 0.823%, 3/29/2023(a)(b)	30,240
80,000	AON Corp., 2.200%, 11/15/2022(a)	82,137
45,000	Assurant, Inc., 4.200%, 9/27/2023	48,711

		161,088

	Refining – 0.3%
85,000	Marathon Petroleum Corp., 4.500%, 5/01/2023	91,166

	REITs - Health Care – 0.2%
65,000	Welltower, Inc., 2.800%, 6/01/2031	64,605

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	REITs - Mortgage – 0.4%
$ 55,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.250%, 2/01/2027, 144A	$54,175
70,000	Starwood Property Trust, Inc., 5.500%, 11/01/2023, 144A	73,150

		127,325

	REITs - Office Property – 0.2%
10,000	Corporate Office Properties LP, 2.750%, 4/15/2031	9,670
55,000	Office Properties Income Trust, 4.500%, 2/01/2025	57,855

		67,525

	REITs - Regional Malls – 0.5%
30,000	Simon Property Group LP, 1.750%, 2/01/2028	29,111
70,000	Simon Property Group LP, 2.625%, 6/15/2022(a)	71,439
45,000	Simon Property Group LP, 3.500%, 9/01/2025(a)	48,720

		149,270

	REITs - Shopping Centers – 0.2%
5,000	Brixmor Operating Partnership LP, 2.250%, 4/01/2028	4,906
40,000	Federal Realty Investment Trust, 3.950%, 1/15/2024(a)	43,403

		48,309

	Retailers – 0.8%
65,000	7-Eleven, Inc., 0.625%, 2/10/2023, 144A	65,042
65,000	Alimentation Couche-Tard, Inc., 2.700%, 7/26/2022, 144A	66,712
40,000	Home Depot, Inc. (The), 2.500%, 4/15/2027(a)	42,103
70,000	Lowe’s Cos., Inc., 2.625%, 4/01/2031	70,199

		244,056

	Supermarkets – 0.2%
60,000	Albertsons Cos, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, 3.250%, 3/15/2026, 144A	59,770

	Technology – 3.6%
12,000	Broadcom, Inc., 3.150%, 11/15/2025	12,790
38,000	Broadcom, Inc., 3.419%, 4/15/2033, 144A	38,109
80,000	Dell International LLC/EMC Corp., 5.850%, 7/15/2025, 144A	93,263
60,000	DXC Technology Co., 4.125%, 4/15/2025	65,248

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Technology – continued
$ 105,000	Genpact Luxembourg S.a.r.l., 3.700%, 4/01/2022	$107,621
20,000	Hewlett Packard Enterprise Co., 1.450%, 4/01/2024	20,328
75,000	Hewlett Packard Enterprise Co., 4.650%, 10/01/2024	83,723
80,000	Infor, Inc., 1.450%, 7/15/2023, 144A	80,993
90,000	Marvell Technology Group Ltd., 4.200%, 6/22/2023	96,299
50,000	Mastercard, Inc., 3.300%, 3/26/2027(a)	54,960
75,000	Microchip Technology, Inc., 2.670%, 9/01/2023, 144A	78,107
20,000	Microchip Technology, Inc., 3.922%, 6/01/2021	20,116
75,000	Micron Technology, Inc., 2.497%, 4/24/2023	77,842
35,000	NXP BV/NXP Funding LLC/NXP USA, Inc., 3.150%, 5/01/2027, 144A	37,192
—	Oracle Corp., 1.650%, 3/25/2026	—
65,000	Seagate HDD Cayman, 4.875%, 3/01/2024	69,821
35,000	Western Union Co. (The), 1.350%, 3/15/2026	34,115
55,000	Western Union Co. (The), 4.250%, 6/09/2023	58,975

		1,029,502

	Tobacco – 0.3%
85,000	BAT Capital Corp., 4.700%, 4/02/2027(a)	95,680

	Transportation Services – 1.2%
10,000	Element Fleet Management Corp., 1.600%, 4/06/2024, 144A	9,988
50,000	Element Fleet Management Corp., 3.850%, 6/15/2025, 144A	52,686
85,000	FedEx Corp., 3.400%, 1/14/2022	86,980
60,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 3.650%, 7/29/2021, 144A	60,456
30,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 4.125%, 8/01/2023, 144A	32,182
35,000	Ryder System, Inc., MTN, 3.875%, 12/01/2023	37,827
50,000	Ryder System, Inc., MTN, 4.625%, 6/01/2025	56,346

		336,465

	Treasuries – 33.9%
5,075,000	U.S. Treasury Note, 0.125%, 11/30/2022(a)	5,074,009

Principal Amount	Description	Value (†)
Bonds and Notes – continued
	Treasuries – continued
$ 1,030,000	U.S. Treasury Note, 0.125%, 12/31/2022	$1,029,557
2,110,000	U.S. Treasury Note, 0.125%, 1/31/2023	2,109,011
1,615,000	U.S. Treasury Note, 0.125%, 2/28/2023	1,613,991

		9,826,568

	Wireless – 0.2%
45,000	T-Mobile USA, Inc., 2.250%, 2/15/2026	45,324
25,000	T-Mobile USA, Inc., 2.625%, 4/15/2026	25,470

		70,794

	Wirelines – 0.9%
145,000	Bell Canada Co., 0.750%, 3/17/2024	144,808
60,000	Verizon Communications, Inc., 2.100%, 3/22/2028	60,252
50,000	Verizon Communications, Inc., 3.000%, 3/22/2027(a)	53,501

		258,561

	Total Bonds and Notes (Identified Cost $28,558,481)	28,788,773

	Total Investments – 99.4% (Identified Cost $28,558,481)	28,788,773
	Other assets less liabilities – 0.6%	175,800

	Net Assets – 100.0%	$28,964,573

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Futures contracts are valued at the most recent settlement price on the exchange on which the adviser believes that, over time, they are traded most extensively.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts.
(b)	Variable rate security. Rate as of March 31, 2021 is disclosed.
(c)	Level 3 security. Value has been determined using significant unobservable inputs.
(d)	Fair valued by the Fund’s adviser. At March 31, 2021, the value of these securities amounted to $20,113 or 0.1% of net assets.

144A

All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the value of Rule 144A holdings amounted to $5,211,313 or 18.0% of net assets.

ABS	Asset-Backed Securities
CMT	Constant Maturity Treasury
FHLMC	Federal Home Loan Mortgage Corp.
GMTN	Global Medium Term Note
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

Futures Contracts

The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.

When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as “initial margin.” As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as “variation margin,” are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund’s ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.

Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund’s claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.

At March 31, 2021, open long futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
2 Year U.S. Treasury Note	6/30/2021	21	$4,638,828	$4,635,258	$(3,570)

At March 31, 2021, open short futures contracts were as follows:

Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
5 Year U.S. Treasury Note	6/30/2021	8	$998,741	$987,187	$11,554
10 Year U.S. Treasury Note	6/21/2021	16	2,136,933	2,095,000	41,933

Total					$53,487

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2021, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
Collateralized Mortgage Obligations	$—	$601,404	$20,113	(a)	$621,517
All Other Bonds and Notes*	—	28,167,256	—		28,167,256

Total Bonds and Notes	—	28,768,660	20,113		28,788,773

Futures Contracts (unrealized appreciation)	53,487	—	—		53,487

Total	$53,487	$28,768,660	$20,113		$28,842,260

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(3,570)	$—	$—	$(3,570)

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

(a)	Fair valued by the Fund’s adviser.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. The Fund’s adviser may use internally developed models to validate broker-dealer bid prices that are only available from a single broker or market maker. Such securities are considered and classified as fair valued. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2020 and/or March 31, 2021:

Asset Valuation Inputs

Investments in Securities	Balance as of December 31, 2020	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2021	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2021
Bonds and Notes
Collateralized Mortgage Obligations	$29,612	$—	$50	$(57)	$—	$(22,906)	$13,414	$—	$20,113	$(46)

A debt security valued at $13,414 was transferred from Level 2 to Level 3 during the period ended March 31, 2021. At December 31, 2020, this security was valued on the basis of evaluated bids furnished to the Fund by an independent pricing service in accordance with the Fund’s valuation policies. At March 31, 2021, this security was valued at fair value as determined in good faith by the Fund’s adviser as an independent pricing service did not provide a reliable price for the security.

Derivatives

Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include futures contracts.

The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. During the period ended March 31, 2021, the Fund used futures contracts to manage duration.

The following is a summary of derivative instruments for the Fund, as of March 31, 2021:

Assets	Unrealized appreciation on futures contracts
Exchange-traded asset derivatives
Interest rate contracts	$53,487

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(3,570)

The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. The following table shows the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, as of March 31, 2021:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$52,285	$52,285

Industry Summary at March 31, 2021 (Unaudited)

Treasuries	33.9%
ABS Car Loan	10.7
Banking	9.5
Electric	5.8
Life Insurance	4.3
Technology	3.6
Automotive	2.6
Collateralized Mortgage Obligations	2.1
Other Investments, less than 2% each	26.9

Total Investments	99.4
Other assets less liabilities (including futures contracts)	0.6

Net Assets	100.0%